Acquisition Activity (Assets And Liabilities Assumed) (Details) - USD ($) $ in Millions			8 Months Ended
	Mar. 31, 2020	May 16, 2019	Dec. 31, 2019	Dec. 31, 2020
Goodwill			$ 4,740	$ 4,740
InfraREIT [Member]
Current assets			45
Property, plant and equipment - net			1,800
Goodwill			676	$ 676
Regulatory assets			16
Other noncurrent assets			10
Total assets acquired			2,547
Short-term debt			115
Other current liabilities			24
Regulatory liabilities			148
Liability in lieu of deferred income taxes			97
Long-term debt, including due currently			839
Total liabilities assumed			1,223
Net assets acquired			1,324
Total purchase price paid	$ 1,324	$ 1,324	$ 1,324